Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Summary of Discontinued Operations

Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2018	2017	2016
Sales	$—	$—	$—
Cost of sales	—	—	—
Gross profit	—	—	—
Selling, general and administrative expenses	—	—	129
Research and development expenses	—	—	—
Total operating expenses	—	—	129
Operating loss	—	—	(129)
Other income	—	—	6
Loss from discontinued operations before gain on disposition and provision for income taxes	—	—	(123)
Gain on disposal of Tangshan Yian	—	—	2,461
Provision for income taxes	—	—	—
Income from discontinued operations, net of income tax	$—	$—	$2,338